Class A Ordinary Shares Subject to Possible Redemption	12 Months Ended
Dec. 31, 2022
Class A Ordinary Shares Subject to Possible Redemption
11.	Earnings per share
The following table sets forth the computation of the basic and diluted earnings per share attributable to common stockholders for the years ended December 31, 2022, and 2021 (in thousands except share and per share amounts):

	Years Ended December 31,
	2022	2021
Numerator:
Net loss from continuing operations	$(33,047)	$(18,803)
Less: Net loss from continuing operations, attributable to noncontrolling interest	632	1,300
Deemed dividends from accretion of Series D-1 preferred stock	(2,684)	(2,511)

Loss from continuing operations attributable to common stockholders	(35,099)	(20,014)
Loss from discontinued operations, net of tax	—	(156)

Net loss attributable to common stockholders	$(35,099)	$(20,170)

Denominator:
Weighted-average ordinary shares outstanding, basic and diluted	11,285,170	9,101,819
Basic and diluted net income (loss) per share attributable to common stockholders:
Continuing operations	$(3.11)	$(2.20)
Discontinued operations	$—	$(0.02)

Net loss	$(3.11)	$(2.22)

Potentially dilutive securities that were not included in the diluted per share calculations as of December 31, 2022 and 2021 because they would be anti-dilutive were as follows:

	December 31,
	2022	2021
Convertible preferred stock	56,361,224	56,355,551
Outstanding stock options	11,645,320	14,999,056
Convertible notes (a)	1,324,635	—
Common stock warrants (1:1)	596,435	580,114
Preferred stock warrants (1:1)	—	50,000

Total	69,927,614	71,984,721

(a)	Assumes conversion at $4.79 per share.

PATHFINDER ACQUISITION CORPORATION [Member]
Class A Ordinary Shares Subject to Possible Redemption
Note
7-Class
A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 300,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2022 and 2021, there were 32,500,000 shares of Class A ordinary shares outstanding, which were all subject to possible redemption and are classified outside of permanent equity in the consolidated balance sheets.

The Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheet is reconciled on the following table:

Gross proceeds	$325,000,000
Less:
Fair value of Public Warrants at issuance	(9,880,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(17,947,372)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	27,827,372

Class A ordinary shares subject to possible redemption as of December 31, 2021	325,000,000
Plus:
Waiver of offering costs allocated to Class A ordinary shares subject to possible redemption	11,029,200
Less:
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount	(7,492,812)

Class A ordinary shares subject to possible redemption as of December 31, 2022	$328,536,388